Leases - Summary of Property Plant And Equipment Owned And Leased Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Leases [Abstract]
Property, Plant and Equipment owned (excluding right-of-use assets)	€ 1,115	€ 1,713
Right-of-use assets	3,004	3,347
Total Property, Plant and Equipment	€ 4,119	€ 5,061